Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 65,824	$ 200
Prepayments and other receivables	785	165
Finance lease receivable	152	143
Taxation receivable	3,047	675
Related party receivables	368	322
Total current assets	70,176	1,505
Property and Equipment, net	3	6
Finance lease receivable	120	149
Right of use asset	357	433
Other non-current assets		285
Total non-current assets	480	873
Total assets	70,656	2,378
Liabilities:
Accounts payable and accrued expenses	5,590	6,396
Lease Liability	265	279
Related party payable	2,040	594
Other liabilities	85	82
Total current liabilities	7,980	7,351
Lease Liability (Non-Current)	290	541
Total liabilities	8,270	7,892
Shareholders’ Equity:
Called up share capital (194,612,289 shares are issued and outstanding; 2018: 136,463,818)	10,794	8,599
Share premium	111,821	39,931
Share based payment reserve - Options	8,624	5,163
Share based payment reserve - warrants	697	2,419
Convertible loan note reserve		1,357
Shares to be issued reserve	13,503
Other reserve	(46,171)	(46,171)
Translation reserve	5,414	1,940
Capital reduction reserve	42,350	41,292
Retained earnings	(84,646)	(60,044)
Total shareholders’ equity	62,386	(5,514)
Total liabilities and shareholders’ equity	$ 70,656	$ 2,378